UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F HR A
FORM 13F HR A COVER PAGE

REPORT FOR THE QUARTER ENDED SEPTEMBER 30, 2010
RESTATEMENT AMENDMENT SUBMISSION OF 13F HOLDINGS REPORT
BY PACWEST FINANCIAL MANAGEMENT INC.
1643 E. BETHANY HOME RD.
PHOENIX, ARIZONA 85016

THE INSTITUTIONAL MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED
HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT,
THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT
IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES,
ARE CONSIDERED INTEGRAL PARTS OF THIS SUBMISSION.

ELLIOT KAUFFMAN
CHIEF COMPLIANCE OFFICER
602-997-8882
PHOENIX, ARIZONA
September 30, 2010

FORM 13F HR A SUMMARY PAGE
REPORT SUMMARY
NO OTHER MANAGERS
FORM 13F INFORMATION TABLE ENTRY TOTAL: 97
FORM 13F INFORMATION TABLE VALUE TOTAL: $102,214,705.98
        FORM 13F-HR/A INFORMATION TABLE
        NAME OF ISSUER  TITLE OF CLASS CUSIP VALUE SHARES SH/ INVSTMT  OTHER VOTING AUTHORITY
                      (X$1000)            PRN AMT         PRN    DSCRETN  MANAGERS  SOLE     NONE
AAPL    Apple Computer Inc                       COM               037833 10 0      819      2,885  	 2,885
ABT     Abbott Laboratories                      COM               002824 10 0      287      5,496  	 5,496
ACAS    American Capital Ltd                     COM               02503Y 10 3      243     41,874  	41,874
ACN     Accenture Ltd Cl A                       SHS CL A          G1150G 11 1    1,195     28,120  	28,120
APH     Amphenol Corp Cl A                       CL A              032095 10 1    1,740     35,530  	35,530
AXP     American Express Company                 COM               025816 10 9    1,153     27,440  	27,440
BDX     Becton Dickinson Co                      COM               075887 10 9    1,279     17,260  	17,260
BHP     BHP Billiton Ltd.                        COM               088606 10 8    1,902     24,915  	24,915
BMY     Bristol-Myers Squibb Co                  COM               110122 10 8      202      7,453  	 7,453
BP      Bp Amoco Plc Adr                         COM               055622 10 4      647     15,710  	15,710
BRKB    Berkshire Hathaway Cl B                  CL B              084670 20 7    3,479     42,075  	42,075
CBG     C B Richard Ellis Group                  CL A              12497T 10 1      310     16,960  	16,960
CHD     Church & Dwight Inc                      COM               171340 10 2      666     10,250  	10,250
CL      Colgate Palmolive                        COM               194162 10 3      522      6,795  	 6,795
COP     Conocophillips                           COM               20825C 10 4    1,364     23,746  	23,746
COST    Costco Companies Inc                     COM               22160Q AC 6      619      9,597  	 9,597
CSCO    Cisco Systems Inc                        COM               17275R 10 2    1,622     74,045  	74,045
CVD     Covance                                  COM               222816 10 0      639     13,660  	13,660
CVS     C V S Corp Del                           COM               126650 10 0    1,214     38,562  	38,562
CVX     Chevron-Texaco Corp                      COM               166764 10 0    1,205     14,864  	14,864
DVN     Devon Energy Corp New                    COM               25179M 10 3      895     13,830  	13,830
EEM     Ishares Tr MSCI Emerging Mkts            MSCI EMERG MKT    464287 23 4    2,091     46,705  	46,705
EMR     Emerson Electric Co                      COM               291011 10 4    1,230     23,365  	23,365
EWA     Ishares MSCI Australia Index F           MSCI AUSTRALIA    464286 10 3      652     27,450  	27,450
EWC     Ishares MSCI Canada Index Fd             MSCI CDA INDEX    464286 50 9    1,951     69,590  	69,590
FAST    Fastenal Co                              COM               311900 10 4      987     18,550  	18,550
FXI     Ishares Tr China 25                      FTSE XNHUA IDX    464287 18 4    1,986     46,375  	46,375
GD      General Dynamics Corp                    COM               369550 10 8      888     14,135  	14,135
GE      General Electric Company                 COM               369604 10 3      255     15,717  	15,717
GS      Goldman Sachs Group Inc                  COM               38141G 10 4    1,951     13,496  	13,496
HCBK    Hudson City Bancorp Inc                  COM               443683 10 7      445     36,267  	36,267
HD      Home Depot Inc                           COM               437076 10 2      568     17,927  	17,927
IBM     Intl Business Machines                   COM               459200 10 1    2,443     18,210  	18,210
IDXX    Idexx Labs Corp                          COM               45168D 10 4      966     15,650  	15,650
IEI     iShares 3-7 Yr Treasuries                BARCLYS 3-7 YR    464288 66 1      357      3,020  	 3,020
IJR     Ishares Tr S&P Smallcap                  S&P SMLCAP 600    464287 80 4    2,327     39,381  	39,381
ILF     Ishares S&P Latin Amer 40                S&P LTN AM 40     464287 39 0    2,323     45,970  	45,970
INTC    Intel Corp                               COM               458140 10 0    1,792     93,311  	93,311
ITR     SPDR Barclays Intermediate Ter           INTERMD CR ETF    78464A 37 5      305      9,075  	 9,075
ITW     Illinois Tool Works Inc                  COM               452308 10 9      946     20,122  	20,122
IVV     Ishares TRUST S&P                        S&P 500 INDEX     464287 20 0      442      3,860       3,860
JCI     Johnson Controls Inc                     COM               478366 10 7    1,123     36,820      36,820
JEC     Jacobs Engineering Group                 COM               469814 10 7    1,003     25,910      25,910
JNJ     Johnson & Johnson                        COM               478160 10 4    3,133     50,559      50,559
JOE     St Joe Company                           COM               790148 10 0      535     21,500      21,500
KMX     Carmax Inc                               COM               143130 10 2      456     16,350      16,350
KO      Coca Cola Company                        COM               191216 10 0      486      8,313       8,313
LUK     Leucadia National Corp                   COM               527288 10 4      645     27,300      27,300
MCD     Mc Donalds Corp                          COM               580135 10 1    1,728     23,191      23,191
MCO     Moodys Corp                              COM               615369 10 5      221      8,850       8,850
MDT     Medtronic Inc                            COM               585055 10 6      810     24,120      24,120
MHK     Mohawk Industries Inc                    COM               608190 10 4    1,277     23,952      23,952
MKL     Markel Corp                              COM               570535 10 4      581      1,685       1,685
MLM     Martin Marietta Matrls                   COM               573284 10 6      359      4,659       4,659
MMM     3M Company                               COM               88579Y 10 1      887     10,235      10,235
MPW     Medical Properties TRUST                 COM               58463J 30 4      112     11,000      11,000
MSFT    Microsoft Corp                           COM               594918 10 4    1,604     65,506      65,506
MTW     Manitowoc Inc                            COM               563571 10 8      222     18,365      18,365
NE      Noble Drilling Corp                      COM               655044 10 5    1,628     48,185      48,185
NEE     NextEra Energy Inc                       COM               302571 10 4      363      6,680       6,680
NTRS    Northern Trust                           COM               665859 10 4      329      6,815       6,815
NUE     Nucor Corp                               COM               670346 10 5      721     18,875      18,875
NVO     Novo-Nordisk A-S Adr                     ADR               670100 20 5    1,368     13,900      13,900
NVS     Novartis A G Spon Adr                    SPONSORED ADR     66987V 10 9      240      4,159       4,159
ORLY    O Reilly Automotive Inc                  COM               686091 10 9      511      9,600       9,600
OXY     Occidental Pete Corp                     COM               674599 10 5    1,787     22,825      22,825
PCAR    Paccar Inc                               COM               693718 10 8      279      5,800       5,800
PCP     Precision Castparts Corp                 COM               740189 10 5    1,143      8,975       8,975
PEG     Pub Svc Ent Group Inc                    COM               744573 10 6      982     29,680      29,680
PEP     Pepsico Incorporated                     COM               713448 10 8    1,490     22,430      22,430
PFE     Pfizer Incorporated                      COM               717081 10 3    1,050     61,171      61,171
PG      Procter & Gamble Co                      COM               742718 10 9    1,839     30,673      30,673
PX      Praxair Inc                              COM               74005P 10 4    1,118     12,388      12,388
Q       Qwest Communs Intl Inc                   COM               749121 10 9      117     18,600      18,600
QCOM    Qualcomm Inc                             COM               747525 10 3    1,591     35,241      35,241
RAVN    Raven Inds Inc                           COM               754212 10 8    1,031     27,200      27,200
RIG     Transocean Sedco Forex                   SHS               G90073 10 0    1,033     16,069      16,069
RY      Royal Bank Of Canada                     COM               780087 10 2    1,271     24,375      24,375
SCPB    SPDR Barclays Short Term Corp            BARC CAPTL ETF    78464A 47 4      660     21,690      21,690
SHY     Ishares 1-3 Year US Treasury B           BARCLY USAGG B    464287 22 6      480      5,690       5,690
SLB     Schlumberger Ltd                         COM               806857 10 8    1,660     26,944      26,944
SYK     Stryker Corp                             COM               863667 10 1    1,076     21,490      21,490
T       AT&T, Inc.                               COM               00206R 10 2    1,401     48,992      48,992
TEVA    Teva Pharm Inds Ltd Adr                  ADR               881624 20 9    1,588     30,100      30,100
TGT     Target Corporation                       COM               87612E 10 6      234      4,371       4,371
TJX     T J X Cos Inc                            COM               872540 10 9    1,735     38,885      38,885
USB     U S Bancorp Del New                      COM               902973 30 4    1,458     67,449      67,449
UTX     United Technologies Corp                 COM               913017 10 9    1,888     26,508      26,508
VFC     V F Corp                                 COM               918204 10 8      444      5,485       5,485
VWO     Vanguard Intl Eq Indx Fd                 EMR MKT ETF       922042 85 8      491     10,800      10,800
VZ      Verizon Communications                   COM               92343V 10 4    1,266     38,849      38,849
WAG     Walgreen Company                         COM               931422 10 9      618     18,456      18,456
WFC     Wells Fargo & Co New                     COM               949746 10 1    1,323     52,690      52,690
WFR     Memc Electronics Materials Inc           COM               552715 10 4      235     19,730      19,730
WLP     Wellpoint Hlth Ntwks New                 COM               94973V 10 7      235      4,150       4,150
WMT     Wal-Mart Stores Inc                      COM               931142 10 3    1,735     32,418      32,418
XOM     Exxon Mobil Corporation                  COM               30231G 10 2    1,711     27,687      27,687

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